Accounts payable and other financial liabilities - Summary of maturity analysis for liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	$ 11	$ 327
Accounts payable	685	631
Current lease liabilities	362	731
Other liabilities	2,850	2,267
Total	3,908	3,956
Later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	685	631
Current lease liabilities	132	214
Other liabilities	1,640	1,619
Total	2,457	2,464
Later than three months and not later than six months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	107	187
Other liabilities	251	121
Total	358	308
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	123	330
Other liabilities	588	527
Total	711	857
Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	11	327
Other liabilities	371
Total	$ 382	$ 327